Recent developments (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Sep. 28, 2023	Dec. 31, 2024	Jul. 31, 2023	May 25, 2023
Business Combination [Line Items]
Termination fee	$ 10.0
Workforce reduction percentage		15.00%
Nano Dimension Ltd. | STRATASYS LTD.
Business Combination [Line Items]
Tender off (in dollars per share)				$ 25.00
Nano Dimension Ltd. | STRATASYS LTD. | Minimum [Member]
Business Combination [Line Items]
Remaining acquire share, percentage			46.00%	53.00%
Nano Dimension Ltd. | STRATASYS LTD. | Maximum [Member]
Business Combination [Line Items]
Remaining acquire share, percentage			51.00%	55.00%
Nano Dimension Ltd. | STRATASYS LTD.
Business Combination [Line Items]
Ownership percentage				14.10%